CONSOLIDATED BALANCE SHEETS	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 987,630,978	$ 141,229,352	¥ 984,611,409
Restricted cash, net of allowance for credit losses of RMB241,398 and RMB313,985 as of December 31, 2024 and 2025, respectively (including RMB527,457,300 and RMB823,346,358 from Consolidated Trusts and Partnerships as of December 31, 2024 and 2025, respectively)	1,145,962,320	163,870,432	676,793,411
Accounts receivable and contract assets, net of allowance for credit losses of RMB24,172,284 and RMB192,376,932 as of December 31, 2024 and 2025, respectively (including RMB37,373,243 and RMB52,994,846 from Consolidated Trusts and Partnerships as of December 31, 2024 and 2025, respectively)	3,145,975,681	449,868,539	2,029,550,471
Deposits to institutional cooperators, net of allowance for credit losses of RMB 5,871,290 and RMB 5,096,518 as of December 31, 2024 and 2025, respectively	1,713,593,362	245,040,592	1,958,297,244
Prepaid expenses and other current assets	43,546,807	6,227,111	34,078,494
Financial guarantee derivative	0	0	1,038,258
Deferred tax assets, net	455,357,514	65,115,258	197,712,551
Long-term investments	515,523,849	73,718,930	498,038,310
Financial investments (amortized cost of RMB141,685,928 and RMB390,931,941 and allowance for credit losses of nil and nil related to investments accounted under AFS model as of December 31, 2024 and 2025, respectively)	1,243,076,254	177,757,540	513,475,537
Property and equipment, net	23,899,556	3,417,591	15,833,490
Intangible assets, net	39,183,115	5,603,111	36,591,969
Other non-current assets	53,363,643	7,630,899	44,951,464
TOTAL ASSETS	14,665,744,467	2,097,173,566	11,819,289,603
LIABILITIES
Payable to investors and institutional funding partners at amortized cost (including RMB2,184,085,667 and RMB3,054,981,462 from the Consolidated VIEs, Trusts and Partnerships as of December 31, 2024 and 2025, respectively)	3,054,981,462	436,856,539	2,184,085,667
Contingent guarantee liabilities	748,306,610	107,006,422	187,640,702
Financial guarantee derivative	15,425,681	2,205,843	0
Deferred guarantee income	467,629,443	66,870,121	164,724,512
Short-term borrowings (including RMB10,000,000 and RMB130,000,000 from the Consolidated VIEs, Trusts and Partnerships as of December 31, 2024 and 2025, respectively)	409,530,006	58,562,012	328,500,000
Accrued payroll and welfare (including RMB18,482,497 and RMB11,482,779 from the Consolidated VIEs, Trusts and Partnerships as of December 31, 2024 and 2025, respectively)	76,058,095	10,876,163	94,716,949
Other taxes payable (including RMB119,683,947 and RMB58,251,812 from the Consolidated VIEs, Trusts and Partnerships as of December 31, 2024 and 2025, respectively)	221,939,999	31,736,998	279,994,194
Income taxes payable (including RMB174,425,660 and RMB169,015,224 from the Consolidated VIEs, Trusts and Partnerships as of December 31, 2024 and 2025, respectively)	677,521,066	96,884,224	591,491,126
Deposit payable to channel cooperators	12,016,415	1,718,324	12,016,415
Accrued expenses and other current liabilities (including RMB94,825,511 and RMB163,383,863 from the Consolidated VIEs, Trusts and Partnerships as of December 31, 2024 and 2025, respectively)	1,041,055,440	148,868,948	929,490,436
Other non-current liabilities (including nil and RMB2,252,921 from the Consolidated VIEs, Trusts and Partnerships as of December 31, 2024 and 2025, respectively)	34,806,908	4,977,322	27,516,391
Deferred tax liabilities (including RMB642,602 and RMB1,051,597 from the Consolidated VIEs, Trusts and Partnerships as of December 31, 2024 and 2025, respectively)	69,672,705	9,963,064	65,958,569
TOTAL LIABILITIES	6,828,943,830	976,525,980	4,866,134,961
Commitments and Contingencies (Note 18)
Equity:
Common shares (US$0.0001 par value; 1,000,000,000 shares authorized as of December 31, 2024 and 2025; 329,117,943 and 329,117,943 shares issued as of December 31, 2024 and 2025; 250,678,439 and 234,517,901 shares outstanding as of December 31, 2024 and 2025)	206,793	29,571	206,793
Treasury stock (78,439,504 and 94,600,042 shares as of December 31, 2024 and 2025)	(967,773,090)	(138,389,711)	(509,643,763)
Additional paid-in capital	3,256,349,216	465,651,744	3,207,028,391
Retained earnings	5,484,293,291	784,243,511	4,174,511,191
Other comprehensive income	63,724,427	9,112,471	81,052,030
TOTAL EQUITY	7,836,800,637	1,120,647,586	6,953,154,642
TOTAL LIABILITIES AND EQUITY	14,665,744,467	2,097,173,566	11,819,289,603
Xiaoying Credit Loans And Revolving Loans
ASSETS
Loans receivable from Xiaoying Credit Loans and other loans, net of allowance for credit losses of RMB175,820,629 and RMB236,233,265 as of December 31, 2024 and 2025, respectively (including RMB2,916,966,912 and RMB3,540,930,299 from Consolidated Trusts and Partnerships as of December 31, 2024 and 2025, respectively)	¥ 5,298,631,388	$ 757,694,211	¥ 4,828,316,995